UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  499 Park Avenue
          New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alex von Furstenberg
Title:    Managing Member and Chief Investment Officer
Phone:    (212) 243-7338

Signature, Place and Date of Signing:


/s/ Alex von Furstenberg            New York, NY             May 15, 2009
-------------------------      ---------------------    ----------------------
    [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:         $327,620
                                                (in thousands)

List of Other Included Managers:

     Form 13F File Number     Name

(1)  028-12362                Arrow Partners LP

(2)  028-13388                Arrow Offshore, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE    SHRD      NONE
--------------                --------------   -----      -------   -------   --- ----   ----------   -----  ----    ----      ----
BURLINGTON NORTHN SANTA FE C  COM             12189T104   3,068        51,000 SH         SOLE         NONE    51,000
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207     100         2,550 SH         SOLE         NONE     2,550
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207   3,390        86,215 SH         SHARED          1              86,215
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207   1,798        45,733 SH         SHARED          2              45,733
INTERVAL LEISURE GROUP INC    COM             46113M108     876       165,281 SH         SOLE         NONE   165,281
INTERVAL LEISURE GROUP INC    COM             46113M108   5,379     1,014,920 SH         SHARED          1           1,014,920
INTERVAL LEISURE GROUP INC    COM             46113M108   3,096       584,094 SH         SHARED          2             584,094
ISHARES INC                   MSCI SINGAPORE  464286673   4,123       654,400 SH         SHARED          1             654,400
ISHARES INC                   MSCI SINGAPORE  464286673   1,701       270,000 SH         SHARED          2             270,000
JOHNSON & JOHNSON             COM             478160104   5,260       100,000     CALL   SOLE         NONE   100,000
JOHNSON & JOHNSON             COM             478160104  17,042       324,000     CALL   SHARED          1             324,000
JOHNSON & JOHNSON             COM             478160104  13,445       255,600     CALL   SHARED          2             255,600
MASTERCARD INC                CL A            57636Q104  60,095       358,821 SH         SOLE         NONE   358,821
MASTERCARD INC                CL A            57636Q104  52,401       312,880 SH         SHARED          1             312,880
MASTERCARD INC                CL A            57636Q104  26,567       158,626 SH         SHARED          2             158,626
MCGRAW HILL COS INC           COM             580645109   2,287       100,000 SH         SOLE         NONE   100,000
MCGRAW HILL COS INC           COM             580645109   7,105       310,660 SH         SHARED          1             310,660
MCGRAW HILL COS INC           COM             580645109   3,622       158,357 SH         SHARED          2             158,357
MEAD JOHNSON NUTRITION CO     COM CL A        582839106  10,898       377,483 SH         SHARED          1             377,483
MEAD JOHNSON NUTRITION CO     COM CL A        582839106   6,733       233,217 SH         SHARED          2             233,217
PHILIP MORRIS INTL INC        COM             718172109  13,343       375,000 SH         SOLE         NONE   375,000
PHILIP MORRIS INTL INC        COM             718172109  12,162       341,808 SH         SHARED          1             341,808
PHILIP MORRIS INTL INC        COM             718172109   6,119       171,984 SH         SHARED          2             171,984
PHILIP MORRIS INTL INC        COM             718172109  10,674       300,000     CALL   SOLE         NONE   300,000
PHILIP MORRIS INTL INC        COM             718172109   8,464       237,900     CALL   SHARED          1             237,900
PHILIP MORRIS INTL INC        COM             718172109   4,700       132,100     CALL   SHARED          2             132,100
RIVIERA HLDGS CORP            COM             769627100      56        55,100 SH         SHARED          1              55,100
RIVIERA HLDGS CORP            COM             769627100      35        34,547 SH         SHARED          2              34,547
VISA INC                      COM CL A        92826C839   6,478       116,517 SH         SOLE         NONE   116,517
VISA INC                      COM CL A        92826C839  24,220       435,620 SH         SHARED          1             435,620
VISA INC                      COM CL A        92826C839  12,383       222,713 SH         SHARED          2             222,713

SK 21739 0002 995126